Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Beginning of Period		$ 97	$ 183
Additions	[1]	50	0
Deductions	[2]	0	(86)
End of Period		$ 147	$ 97

[1]	Additions consist of charges to bad debt expense of approximately $50 in fiscal 2025.
[2]	Deductions consist of accounts receivable written off of approximately $38, accompanied with collections of previously reserved accounts of $48 for fiscal 2024.